                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED JULY 25, 2005

                            ------------------------

 This supplement updates the following Prospectuses dated January 31, 2005, as previously supplemented May 23, July 1, and July 20, 2005:
   First American Stock Funds Class A, Class B and Class C Shares Prospectus
              First American Stock Funds Class R Shares Prospectus
              First American Stock Funds Class Y Shares Prospectus
For each share class, this supplement, the supplements dated May 23, July 1, and July 20, 2005, and the applicable Prospectus dated January 31, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

                            ------------------------

     Information regarding the portfolio managers primarily responsible for the management of Small Cap Value Fund, which is set forth in each Prospectus under the heading "Additional Information -- Management -- Portfolio Management," is replaced by the following:

     The portfolio managers primarily responsible for the management of Small Cap Value Fund are:

     Chad M. Kilmer, Senior Equity Portfolio Manager. Mr. Kilmer has served as the primary portfolio manager for the fund since July 2005. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Kilmer served as a small-cap investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. Mr. Kilmer has seven years of financial industry experience.

     Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has co-managed the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 12 of which have been with U.S. Bancorp Asset Management in portfolio management, equity research, and fund management.

     IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

                            ------------------------

                                                                       PM -- STK